ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payroll payable	¥ 55,612	$ 7,952	¥ 71,529
Accrued expenses	33,557	4,799	30,252
Tax payable	16,477	2,356	16,175
Deposits	2,887	413	2,729
Others	7,216	1,032	5,816
Total	¥ 115,749	$ 16,552	¥ 126,501